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                                 [LETTERHEAD]



December 6, 1995

Division of Investment Management
Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C. 20549

        Re:  Security First Trust
             '33 Act File No. 2-51173
             '40 Act File No. 811-2480

Dear Sir/Madam:

I hereby certify that pursuant to Rule 497(j) under the Securities Act of 1933, the form of the Prospectuses and Statements of Additional Information dated December 1, 1995 that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in the most recent amendment to the registration statement.

The text of the most recent amendment has been filed electronically.

Sincerely,

SECURITY FIRST TRUST

/s/ RICHARD C. PEARSON
----------------------
Richard C. Pearson
Senior Vice President
and General Counsel